Provisions (Details) - USD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019		Oct. 31, 2018
Provisions [Abstract]
Current provisions	$ 49.7	$ 29.3	[1]
Non-current provisions	22.5	49.1	[1]
Provisions	72.2	78.4		$ 92.8
Onerous Leases and Dilapidations [Member]
Provisions [Abstract]
Current provisions	5.0	9.5
Non-current provisions	11.9	24.7
Provisions	16.9	34.2		35.1
Restructuring [Member]
Provisions [Abstract]
Current provisions	20.2	12.0
Non-current provisions	10.6	24.4
Provisions	30.8	36.4		50.7
Legal [Member]
Provisions [Abstract]
Current provisions	9.7	5.7
Non-current provisions	0.0	0.0
Provisions	9.7	5.7		7.0
Other [Member]
Provisions [Abstract]
Current provisions	14.8	2.1
Non-current provisions	0.0	0.0
Provisions	$ 14.8	$ 2.1		$ 0.0

[1]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.